SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
SAFECO GNMA FUND
SAFECO HIGH-YIELD BOND FUND
SAFECO MANAGED BOND FUND

NO-LOAD CLASS                                                SEPTEMBER 30, 1996

This Prospectus offers shares of the following mutual funds: the SAFECO Intermediate-Term U.S. Treasury Fund, the SAFECO GNMA Fund, the SAFECO High-Yield Bond Fund, which are series of the SAFECO Taxable Bond Trust ("Taxable Bond Trust"). The SAFECO Managed Bond Fund is a series of the SAFECO Managed Bond Trust ("Managed Bond Trust"). The investment objectives for each of these Funds appears on page 3.

This Prospectus sets forth the information a prospective investor should know before investing. PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A Statement of Additional Information, dated September 30, 1996, and incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available at no charge upon request by calling one of the numbers listed on this page. The Statement of Additional Information and other material incorporated by reference herein are also available on the Securities and Exchange Commission website (http://www.sec.gov). The Statement of Additional Information contains more information about many of the topics in this Prospectus as well as information about the trustees and officers of the Trusts.

For additional assistance, please call or write:

                   Nationwide 1-800-624-5711; Seattle 545-7319
                                Hearing Impaired
                         TTY/TDD Service 1-800-438-8718

                               SAFECO Mutual Funds
                              No-Load Class Shares
                                 P.O. Box 34890
                             Seattle, WA. 98124-1890

           ALL TELEPHONE CALLS ARE TAPE-RECORDED FOR YOUR PROTECTION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE U.S. GOVERNMENT OR ANY BANK, NOR ARE FUND SHARES FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND FUND SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

No dealer, salesperson or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by either Trust, any Fund, or by SAFECO Securities. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy a Trust, a Fund or by SAFECO Securities in any state in which such offer or solicitation may not lawfully be made.

SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND ("Intermediate Treasury Fund") has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. During normal market conditions, the Fund will invest at least 65% of its total assets in direct obligations of the U.S. Treasury.

SAFECO GNMA FUND ("GNMA Fund") has as its investment objective to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities. During normal market conditions, the Fund will invest at least 65% of its total assets in Government National Mortgage Association ("GNMA") mortgage-backed securities.

SAFECO HIGH-YIELD BOND FUND ("High-Yield Bond Fund") has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. During normal market conditions, the Fund will invest at least 65% of its total assets in high-yield, fixed-income securities.

SAFECO MANAGED BOND FUND ("Managed Bond Fund") has as its investment objective to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities.

There is no assurance that a Fund will achieve its investment objective.

                                TABLE OF CONTENTS

                                                                    Page

INTRODUCTION TO THE TRUSTS AND THE FUNDS.............................  4
EXPENSES ............................................................  5
FINANCIAL HIGHLIGHTS.................................................  7
EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES........................ 12
RISK FACTORS......................................................... 20
PORTFOLIO MANAGERS................................................... 23
HOW TO PURCHASE SHARES............................................... 23
HOW TO REDEEM SHARES................................................. 26
HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES...................... 28
HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER...................... 29
TELEPHONE TRANSACTIONS............................................... 31
TRANSACTIONS THROUGH REGISTERED INVESTMENT ADVISERS.................. 31
SHARE PRICE CALCULATION.............................................. 32
INFORMATION ABOUT SHARE OWNERSHIP AND
COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS........................ 32
PERSONS CONTROLLING CERTAIN FUNDS.................................... 35
PERFORMANCE INFORMATION.............................................. 35
FUND DISTRIBUTIONS AND HOW THEY ARE TAXED............................ 36
TAX-DEFERRED RETIREMENT PLANS........................................ 37
ACCOUNT STATEMENTS................................................... 38
ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS........................... 38
DEBT SECURITIES HELD BY THE HIGH-YIELD BOND FUND..................... 39
DESCRIPTION OF RATINGS............................................... 40

--------------------------------------------------


INTRODUCTION TO THE TRUSTS AND THE FUNDS
--------------------------------------------------

The Taxable Bond Trust is an open-end management investment company that issues shares representing three diversified mutual funds: the Intermediate Treasury Fund, the GNMA Fund and the High-Yield Bond Fund (collectively, the "Taxable Bond Funds").

The Managed Bond Trust is an open-end management investment company that currently issues shares representing one diversified mutual fund: the Managed Bond Fund (each Taxable Bond Fund and the Managed Bond Fund, a "Fund"). Prior to September 30, 1996, the name of the Managed Bond Fund was the SAFECO Fixed-Income Portfolio and the name of the Managed Bond Trust was the SAFECO Institutional Series Trust.

THE FUNDS

No-Load Class shares of each Fund are offered through this Prospectus. The Intermediate Treasury Fund and the Managed Bond Fund also offer other classes of shares.

The No-Load Class of each Fund:

 - Is 100% no-load; there are no initial or contingent deferred sales charges or Rule 12b-1 fees.

 - Offers free exchanges as well as easy access to your money through telephone redemptions and wire transfers.

 - Has a minimum initial investment of $1,000 for regular accounts and $250 for individual retirement accounts ("IRAs").

RISK FACTORS

There is, of course, no assurance that a Fund will achieve its investment objective. See "Each Fund's Investment Objective and Policies" for more information.

There is a risk that the market value of each Fund's portfolio of securities may decrease and result in a decrease in the value of a shareholder's investment. Also, the value of a Fund's portfolio will normally fluctuate inversely with changes in interest rates. In addition, the High-Yield Bond Fund is subject to special risks associated with below investment grade securities, sometimes referred to as "junk" bonds, which it will purchase to pursue its investment objective. See "Each Fund's Investment Objective and Policies" for more information.

INVESTMENT ADVISER

Each Fund is managed by SAFECO Asset Management Company ("SAM"). SAM is headquartered in Seattle, Washington and managed over $2 billion in mutual fund assets as of June 30, 1996. SAM has been an adviser to mutual funds and other investment portfolios since 1973 and its predecessors have been advisers since 1932. See "Information about Share Ownership and Companies that Provide Services to the Trusts" for more information.


EXPENSES


A.       SHAREHOLDER TRANSACTION EXPENSES FOR THE NO-LOAD CLASS OF EACH FUND

                    Sales Charge
Sales Charge        Imposed on     Contingent
Imposed on          Reinvested     Deferred        Redemption      Exchange
Purchases           Dividends      Sales Charge    Fees            Fees
-----------         ------------   ------------    ----------      --------

None                None           None            None            None

SAFECO Services Corporation ("SAFECO Services"), the transfer agent for the Funds, charges a $10 fee to wire redemption proceeds.

B. ANNUAL OPERATING EXPENSES FOR THE NO-LOAD CLASS OF EACH FUND (As a percentage of average net assets)

                                                                                                  Total
                           Management                Rule                  Other                  Operating
Fund                       Fee             +         12b-1 Fees  +         Expenses  =            Expenses
----                       --------------            ----------            --------               --------
Intermediate
Treasury                   .54%                      None                  .42%                   .96%

GNMA                       .63%                      None                  .38%                   1.01%

High-Yield Bond            .64%                      None                  .37%                   1.01%

Managed Bond               .49%                      None                  .67%                   1.16%



The amounts shown are actual expenses paid by shareholders for the fiscal year ended September 30, 1995 for the Taxable Bond Funds and December 31, 1995 for the Managed Bond Fund. See "Information about Share Ownership and Companies that Provide Services to the Trusts" for more information.

C.       EXAMPLE OF EXPENSES

You would pay the following expenses on a $1,000 investment in No-Load Class shares, assuming a 5% annual return. The example also assumes that all dividends and other distributions are reinvested and that the percentage amounts listed in "Annual Operating Expenses" above remain the same in the years shown.

Fund                     1 Year                  3 Years                 5 Years                  10 Years
----                     ------                  -------                 -------                  --------
Intermediate
Treasury                 $10                     $31                     $53                      $118
GNMA                     $10                     $32                     $56                      $124
High-Yield
Bond                     $10                     $32                     $56                      $124
Managed Bond             $11                     $36                     $63                      $140


The purpose of the table is to assist you in understanding the various costs and expenses that an investor in No-Load Class shares of each Fund would bear, directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. A FUND'S ACTUAL EXPENSES OR PERFORMANCE MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS REQUIRED BY SECURITIES AND EXCHANGE COMMISSION REGULATIONS APPLICABLE TO ALL MUTUAL FUNDS, AND IT IS NOT A PREDICTION OF, NOR DOES IT REPRESENT, PAST OR FUTURE EXPENSES OR THE PERFORMANCE OF ANY FUND.

----------------------------------------

FINANCIAL HIGHLIGHTS
----------------------------------------

The amounts shown for each Fund in the Financial Highlights tables that follow are based upon a single share outstanding throughout the period indicated. Except for the six-month periods ended March 31, 1996 (Intermediate Treasury, GNMA and High-Yield) and June 30, 1996 (Managed Bond), the following selected data for the Intermediate Treasury, GNMA, High-Yield and Managed Bond Funds are derived from financial statements that have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and other financial information included in each Trust's annual report to shareholders and incorporated by reference in each Trust's Statement of Additional Information. The following selected data for the six month periods ended March 31, 1996 (Intermediate Treasury, GNMA and High Yield) and June 30, 1996 (Managed Bond) are derived from unaudited financial statements and should be read in conjunction with the financial statements, related notes and financial information included in each Trust's semiannual report to shareholders and incorporated by reference in each Trust's Statement of Additional Information. Each of the Trusts' Statements of Additional Information may be obtained by calling one of the numbers on the front page of this Prospectus.

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)
SAFECO Intermediate-Term U.S. Treasury Fund


                                                       For the Six              For the Year Ended September 30
                                                       Month Period
                                                        Ended March
                                                         31, 1996
                                                        (unaudited)             1995            1994                1993
--------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period               $    10.24           $     9.74         $    10.74         $    10.69
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                      0.25                  .55                .52                .60
Net realized and unrealized gain (loss) on
investments                                               (0.04)                 .50              (1.00)               .49
                                                     ----------           ----------         ----------         ----------
Total from investment operations                           0.21                 1.05               (.48)              1.09
                                                     ----------           ----------         ----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (0.25)                (.55)              (.52)              (.60)
Distributions from capital gains                             --                   --                 --               (.44)
                                                     ----------           ----------         ----------         ----------
Total distributions                                       (0.25)                (.55)              (.52)             (1.04)
                                                     ----------           ----------         ----------         ----------
Net asset value at end of period                     $    10.20           $    10.24         $     9.74         $    10.74
                                                     ==========           ==========         ==========         ==========
Total return                                               2.03%+              11.07%             -4.56%             10.51%
Net assets at end of period (000's omitted)          $   14,255           $   13,774         $   13,367         $   14,706
Ratio of expenses to average net assets                    1.06%++               .96%               .90%               .99%
Ratio of net investment income to average
net assets                                                 4.83%++              5.51%              5.08%              5.52%
Portfolio turnover rate                                  228.20%++            124.9%              75.46%            104.94%

                                                                                                                     For the
                                                                                                                   Period From
                                                                                                                  September 7, 1988
                                                                                                                  (Initial Public
                                                                                                                  Offering) To
                                                       1992              1991              1990           1989   September 30,  1988
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period           $    10.20         $    9.83         $    9.96       $    9.95      $    9.93
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                   .72               .75               .77             .77            .05
Net realized and unrealized gain (loss) on
investments                                             .54               .37              (.13)           (.01)           .02
                                                 ----------         ---------         ---------       ---------      ---------
Total from investment operations                       1.26              1.12               .64             .78            .07
                                                 ----------         ---------         ---------       ---------      ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.72)             (.75)             (.77)           (.77)          (.05)
Distributions from capital gains                       (.05)               --                --              --             --
                                                 ----------         ---------         ---------       ---------      ---------
Total distributions                                    (.77)             (.75)             (.77)           (.77)          (.05)
                                                 ----------         ---------         ---------       ---------      ---------
Net asset value at end of period                 $    10.69         $   10.20         $    9.83       $    9.96      $    9.95
                                                 ==========         =========         =========       =========      =========
Total return                                          12.78%            11.80%             6.65%           8.20%           .69%+
Net assets at end of period (000's omitted)      $   12,205         $   9,458         $   6,916       $   6,249      $   5,007
Ratio of expenses to average net assets                 .98%             1.00%             1.00%            .96%          1.06%++
Ratio of net investment income to average
net assets                                             6.89%             7.45%             7.76%           7.82%          7.46%++
Portfolio turnover rate                               37.19%             9.51%            24.17%           4.36%          None

+        Not annualized.
++       Annualized.

SAFECO GNMA Fund



                                                   For the Six                      For the Year Ended September 30
                                                    Month Period
                                                    Ended March
                                                     31, 1996
                                                    (unaudited)              1995                1994             1993
-------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period             $      9.45           $     9.05         $    10.03         $     9.95
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                     0.30                  .60                .60                .67
Net realized and unrealized gain (loss) on
investments                                              (0.12)                 .40               (.98)               .08
                                                    ----------           ----------         ----------         ----------
Total from investment operations                          0.18                 1.00               (.38)               .75
                                                    ----------           ----------         ----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (0.30)                (.60)              (.60)              (.67)
                                                    ----------           ----------         ----------         ----------
Net asset value at end of period                    $     9.33           $     9.45         $     9.05         $    10.03
                                                    ==========           ==========         ==========         ==========
Total return                                              1.88%+              11.49%             -3.91%              7.81%
Net assets at end of period (000's
omitted)                                            $   43,103           $   44,055         $   46,176         $   62,720
Ratio of expenses to average net assets                   1.07%++              1.01%               .95%               .93%
Ratio of net investment income to
average net assets                                        6.29%++              6.55%              6.26%              6.71%
Portfolio turnover rate                                  52.85%++            131.24%             55.12%             70.96%


                                                   1992                 1991           1990            1989              1988
                                                 -----------------------------------------------------------------------------------

Net asset value at beginning of period           $     9.68       $     9.16     $      9.23       $     9.06         $     9.13
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                   .73              .78             .76              .81                .87
Net realized and unrealized gain (loss) on
investments                                             .27              .52            (.07)             .17               (.07)
                                                 ----------       ----------      ----------       ----------         ----------
Total from investment operations                       1.00             1.30             .69              .98                .80
                                                 ----------       ----------      ----------       ----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.73)            (.78)           (.76)            (.81)              (.87)
                                                 ----------       ----------      ----------       ----------         ----------
Net asset value at end of period                 $     9.95       $     9.68      $     9.16       $     9.23         $     9.06
                                                 ==========       ==========      ==========       ==========         ==========
Total return                                          10.75%           14.72%           7.77%           11.25%              9.05%
Net assets at end of period (000's
omitted)                                         $   56,474       $   42,207      $   28,587       $   27,063         $   27,724
Ratio of expenses to average net assets                 .94%             .97%            .99%            1.02%              1.06%
Ratio of net investment income to
average net assets                                     7.49%            8.23%           8.28%            8.83%              9.51%
Portfolio turnover rate                               24.66%           43.80%          90.19%           77.39%            109.53%





                                                                       For the Period
                                                                            From July 15,
                                                                         1986 (Initial Public
                                                                            Offering) To
                                                                           September 30,
                                                            1987               1986
                                                    -----------------------------------------

Net asset value at beginning of period              $       10.00      $       9.95
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                         .82               .18
Net realized and unrealized gain (loss) on
investments                                                  (.87)              .05
                                                       ----------         ---------
Total from investment operations                             (.05)              .23
                                                       ----------         ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.82)             (.18)
                                                       ----------         ---------
Net asset value at end of period                    $        9.13      $      10.00
                                                       ==========         =========
Total return                                                 -.63%             1.71%+*
Net assets at end of period (000's
omitted)                                               $   20,257         $   8,057
Ratio of expenses to average net assets                      1.05%             1.25%++
Ratio of net investment income to
average net assets                                           8.59%             8.01%++
Portfolio turnover rate                                    100.96%            33.47%++



*        Unaudited
+        Not annualized.
++       Annualized.

SAFECO High-Yield Bond Fund


                                              For the Six
                                              Month Period
                                                 Ended                              For the Year Ended September 30
                                               March 31,
                                                  1996
                                              (unaudited)             1995            1994            1993            1992
                                           ----------------------------------------------------------------------------------

Net asset value at beginning of period        $    8.68         $     8.55       $     9.22      $     8.92      $     8.35

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                              0.39                .79             .82             .91             .83

Net realized and unrealized gain (loss) on
investments                                        0.02                .13            (.67)            .30             .57
                                              ---------         ----------       ---------       ---------       ---------
Total from investment operations                   0.41                .92             .15            1.21            1.40
                                              ---------         ----------       ---------       ---------       ---------
LESS DISTRIBUTIONS:
Dividends from net investment income              (0.39)              (.79)           (.82)           (.91)           (.83)
                                              ---------         ----------       ---------       ---------       ---------
Net asset value at end of period              $    8.70         $     8.68       $    8.55       $    9.22       $    8.92
                                              =========         ==========       =========       =========       =========
Total return                                       4.82%+            11.43%           1.61%          14.29%          17.52%

Net assets at end of period (000's omitted)     $39,568         $   39,178       $  27,212       $  28,291       $  19,672

Ratio of expenses to average net assets             .99%++            1.01%           1.03%           1.09%           1.05%

Ratio of net investment income to average
net assets                                         9.08%++            9.28%           9.26%           9.94%           9.66%

Portfolio turnover rate                           55.18%++           38.03%          63.02%          50.27%          40.66%




                                                                                                    For the Period From
                                                                                                     September 7, 1988
                                                                                                      (Initial Public
                                                                                                        Offering) To
                                                          1991             1990           1989       September 30, 1988
-----------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period               $     7.94         $    9.33         $    9.86         $     9.89

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                       .93              1.04              1.11               .07

Net realized and unrealized gain (loss) on
investments                                                 .41             (1.39)             (.53)             (.03)
                                                     ----------         ---------         ---------         ---------
Total from investment operations                           1.34              (.35)              .58               .04
                                                     ----------         ---------         ---------         ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.93)            (1.04)            (1.11)             (.07)
                                                     ----------         ---------         ---------         ---------
Net asset value at end of period                     $     8.35         $    7.94         $    9.33         $    9.86
                                                     ==========         =========         =========         =========
Total return                                              18.18%           -4.04%              6.10%              .37%+

Net assets at end of period (000's omitted)          $   11,931         $   7,786         $   9,051         $   5,204

Ratio of expenses to average net assets                    1.11%             1.15%             1.11%             1.25%++

Ratio of net investment income to average
net assets                                                11.51%            11.90%            11.52%            10.27%++

Portfolio turnover rate                                   32.46%            18.46%            12.57%             None


+        Not annualized.
++       Annualized.

SAFECO Managed Bond Fund
(For a Share Outstanding Throughout the Period)

                                                                                                           For the Period From
                                                      For the Six Month                                     February 28, 1994
                                                     Period Ended June 30,    For the Year Ended       (Initial Public Offering)
                                                       1996 (unaudited)        December 31, 1995          to December 31, 1994
--------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                 $       8.77                $    8.15                  $       8.68
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                                        0.20                      .44                           .27
  Net realized and unrealized
  gain (loss) on investments                                  (0.42)                     .94                           .53
                                                          ---------                ---------                     ---------
Total from investment operations                              (0.22)                    1.38                          (.26)
                                                          ---------                ---------                     ---------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income                                       (0.20)                    (.44)                         (.27)
  Realized gains on investments                                  --                     (.32)                           --
                                                          ---------                ---------                     ---------
Total distributions                                           (0.20)                    (.76)                         (.27)
                                                          ---------                ---------                     ---------
Net asset value at end of period                       $       8.35                $    8.77                     $    8.15
                                                          =========                =========                     =========
Total return                                                 -2.55%+                   17.35%                        -3.01%+
Net assets at end of period (000's omitted)              $   4,114                 $   4,497                     $   4,627
Ratio of expenses to average net assets                       1.17%++                   1.16%                         1.28%++
Ratio of net investment income to average
net assets                                                    4.64%++                   5.14%                         3.88%++
Portfolio turnover rate                                     117.13%++                  78.78%                       132.26%++

+        Not annualized.
++       Annualized.

EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES


Each Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993.

The investment objective and investment policies for each Fund are described below. A Trust's Board of Trustees may change a Fund's objective without a shareholder vote, but no such change will be made without 30 days' prior written notice to shareholders of that Fund. In the event a Fund changes its investment objective, the new objective may not meet the investment needs of every shareholder and may be different from the objective a shareholder considered appropriate at the time of initial investment.

Each Fund has adopted a number of investment restrictions. If a Fund satisfies a percentage limitation at the time of investment, a later increase or decrease in value, assets or other circumstances will not be considered in determining whether a Fund complies with the applicable policy (except to the extent the change may impact a Fund's borrowing limits). Unless otherwise stated, the investment policies and limitations described below under each Fund's description and "Common Investment Practices" are non-fundamental and may be changed without a shareholder vote.

INTERMEDIATE TREASURY FUND

The Intermediate Treasury Fund has as its investment objective to provide as high a level of current income as is consistent with the preservation of capital. The Intermediate Treasury Fund will seek to maintain a portfolio of U.S. Treasury obligations with an average dollar weighted maturity of between three and ten years. Although the average dollar weighted maturity of the portfolio will fall within a range of three to ten years, individual obligations held by the Intermediate Treasury Fund may have maturities outside that range.

To pursue its investment objective, the Intermediate Treasury Fund:

 1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN DIRECT OBLIGATIONS OF THE U.S. TREASURY SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS. These securities are supported by the full faith and credit of the U.S. Government.

2.       WILL INVEST UP TO 35% OF ITS TOTAL ASSETS IN:

         OTHER U.S. GOVERNMENT SECURITIES, including (a) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by GNMA; (b) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority ("TVA"). While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

         CORPORATE DEBT SECURITIES which at the time of purchase are rated in the top three grades (A or higher) by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Fund by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management. See "Description of Ratings" beginning on page 40.

 3. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, EURODOLLAR BONDS AND MUNICIPAL SECURITIES. See the Taxable Bond Trust's Statement of Additional Information for more information about these securities.

GNMA FUND

The investment objective of the GNMA Fund is to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities.


To pursue its investment objective, the GNMA Fund:

 1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN MORTGAGE-BACKED SECURITIES ISSUED BY GNMA ("GNMA SECURITIES"). The GNMA securities in which the GNMA Fund will invest represent ownership in a pool of mortgage loans or securities collateralized by pools of mortgage loans. Each mortgage loan in the pool is either insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Once approved by GNMA, the timely payment of principal and interest by each mortgage pool is guaranteed by GNMA. The GNMA guarantee represents a general obligation of the U.S. Treasury.

         GNMA securities in which the GNMA Fund may invest include "modified pass-through" securities or collateralized mortgage obligations ("CMOs"). Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. One type of CMO that the

         GNMA Fund will purchase is interests in real estate mortgage investment conduits ("REMICs") sponsored by GNMA.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may significantly change. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         While the market values of particular securities in which the GNMA Fund invests may be volatile, or may become volatile under certain conditions, SAM will seek to manage the Fund so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. Unanticipated interest rate changes and other factors may affect the volatility of securities held by the Fund and the Fund's ability to fully meet its investment objective.

2.       MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN:

         OTHER U.S. GOVERNMENT SECURITIES, including (a) securities backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (b) securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government but are supported by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA and FHLMC; and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

         OTHER COLLATERALIZED MORTGAGE OBLIGATIONS issued by the U.S. Government or one of its agencies or instrumentalities (such as FNMA or FHLMC) or by private issuers which are collateralized by securities issued by the U.S. Government or one of its agencies or instrumentalities (such as FNMA or FHLMC). CMOs are securities collateralized by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments on the CMO is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof.

         CORPORATE DEBT SECURITIES which are investment grade. Investment grade corporate debt securities are rated in one of the four highest grades assigned by Moody's or S&P or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. Moody's deems securities rated in the fourth category (Baa) to have speculative characteristics. The GNMA Fund may retain a debt security which is downgraded to below investment grade after purchase. In the event that, due to a downgrade of one or more debt securities, an amount in excess of 5% of the Fund's net assets is held in securities rated below investment grade, SAM will engage in an orderly disposition of such securities to the extent necessary to ensure that the Fund's holdings of such securities do not exceed 5% of the Fund's net assets. For an explanation of ratings, see "Description of Ratings" on page 55.

HIGH-YIELD BOND FUND

The High-Yield Bond Fund has as its investment objective to provide a high level of current interest income through the purchase of high-yield, fixed-income securities. The higher yields that the Fund seeks are usually available from lower-rated or unrated securities sometimes referred to as "junk bonds." The maturity of the debt obligations held by the Fund may range from 1 to 30 years. However, it is anticipated that the majority of debt obligations will have maturities from 5 to 15 years.

To pursue its investment objective, the High-Yield Bond Fund:

 1. WILL INVEST, DURING NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS PORTFOLIO IN HIGH-YIELD, FIXED-INCOME SECURITIES. The High-Yield Bond Fund may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P or Moody's, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities. Up to 25% of the Fund's total assets may be invested in such unrated securities. SAM will determine the quality of unrated obligations by evaluating the issuer's capital structure, earnings power and quality of management. Unrated securities may not be as attractive to as many investors as rated securities. In addition, the Fund may invest up to 5% of its total assets in securities which are in default. The Fund will purchase securities which are in default only when, in SAM's opinion, the potential for high yield outweighs the risk.

         While fixed-income securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities. For further explanation of the special risks associated with investing in lower-rated, fixed-income securities, see "Risk Factors" on page 28.

         For a description of debt ratings, see "Description of Ratings" on page
         55. For a breakdown of the debt securities held by the High-Yield Bond Fund during the fiscal year ended September 30, 1995, see "Debt Securities Held by the High-Yield Bond Fund" on page 54.

         The High-Yield Bond Fund may retain an issue whose rating has been changed.

2. MAY INVEST IN FIXED-INCOME SECURITIES WITH EQUITY FEATURES WHEN COMPARABLE IN YIELD AND RISK TO FIXED-INCOME SECURITIES WITHOUT EQUITY FEATURES, BUT ONLY WHEN ACQUIRED AS A RESULT OF UNIT OFFERINGS WHICH CARRY AN EQUITY ELEMENT SUCH AS COMMON STOCK, RIGHTS OR OTHER EQUITY SECURITIES. The Fund will hold these common stocks, rights or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

 3. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES ELIGIBLE FOR RESALE UNDER RULE 144A ("RULE 144A SECURITIES"), PROVIDED THAT SAM HAS DETERMINED THAT SUCH SECURITIES ARE LIQUID UNDER GUIDELINES ADOPTED BY THE BOARD OF TRUSTEES. Restricted securities may be sold only in offerings registered under the Securities Act of 1933 ("1933 Act") or in transactions exempt from the registration requirements under the 1933 Act. Rule 144A under the 1933 Act provides an exemption for the resale of certain restricted securities to qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the Fund's illiquidity to the extent that qualified institutional buyers or other buyers are unwilling to purchase the securities.

4. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES WHICH ARE RATED LOWER THAN THE TOP THREE GRADES ASSIGNED BY MOODY'S OR S&P OR ARE UNRATED BUT COMPARABLE TO SUCH RATED SECURITIES IF, IN THE OPINION OF SAM, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY-RATED TAXABLE SECURITIES. Investment in medium and lower quality tax-exempt bonds involves the same risks as investments in taxable bonds of similar quality.

 5. MAY INVEST IN OBLIGATIONS OF, OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES OR IN FIXED-INCOME SECURITIES WHICH ARE RATED IN THE FOUR HIGHEST GRADES ASSIGNED BY MOODY'S OR S&P DURING MARKET CONDITIONS WHICH, IN THE OPINION OF SAM, ARE UNFAVORABLE FOR SATISFACTORY PERFORMANCE BY LOWER-RATED OR UNRATED FIXED-INCOME SECURITIES. The Fund may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss to principal may be substantially reduced with a small reduction in yield.

MANAGED BOND FUND

The Managed Bond Fund has as its investment objective to provide as high a level of total return as is consistent with the relative stability of capital through the purchase of investment grade debt securities. In pursuing the Managed Bond Fund's investment objective, SAM will seek to minimize the effects of interest rate risks while pursuing total return by adjusting the investment portfolio's average maturity in response to interest rate changes. In general, the Managed Bond Fund's strategy will be to hold fixed-income securities with shorter maturities as interest rates rise and with longer maturities as interest rates fall. The fixed-income securities held by the Managed Bond Fund will have maturities of 10 years or less from the date of purchase. SAM reserves the right to modify the Managed Bond Fund's investment strategy in any respect at any time.

To pursue its investment objective, the Managed Bond Fund:

 1. WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN BONDS, DEFINED AS FIXED-INCOME SECURITIES.

 2. WILL INVEST PRIMARILY IN INVESTMENT GRADE DEBT SECURITIES; I.E., SECURITIES RATED IN THE TOP FOUR CATEGORIES BY EITHER S&P OR MOODY'S OR IF NOT RATED, SECURITIES WHICH, IN SAM'S OPINION, ARE COMPARABLE IN QUALITY TO INVESTMENT GRADE DEBT SECURITIES. The Fund will limit investments in such medium grade debt securities to no more than 10% of its total assets. Unrated securities are not necessarily of lower quality than rated securities, but may not be as attractive to investors.

         The Fund may retain debt securities which are downgraded to below investment grade (commonly referred to as "high yield" or "junk" bonds) after purchase, but no more than 5% of its total assets will be invested in such securities. In addition to reviewing ratings, SAM may analyze the quality of rated and unrated debt securities purchased for the Fund by evaluating the issuer's capital structure, earnings power, quality of management and position within its industry. For a description of debt securities ratings, see "Description of Ratings" on page 55.

 3. WILL INVEST AT LEAST 50% OF ITS TOTAL ASSETS IN OBLIGATIONS OF OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. These obligations include (a) direct obligations of the U.S. Treasury, such as U.S. Treasury notes, bills, bonds and stripped securities; (b) securities supported by the full faith and credit of the U.S. Government but that are not direct obligations of the U.S. Treasury, such as securities issued by GNMA; (c) securities that are not supported by the full faith and credit of the U.S. Government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the FNMA and the FHLMC and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the TVA. While U.S. Government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

 4. MAY INVEST UP TO 50% OF ITS TOTAL ASSETS IN CORPORATE DEBT SECURITIES OR EURODOLLAR BONDS. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. The Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the United States. The delivery of Eurodollar bonds to the Fund's custodian in the United States may cause slight delays in settlement which are not anticipated to affect the Fund in any material, adverse manner. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds discussed below.

 5. MAY INVEST IN ASSET-BACKED SECURITIES, WHICH REPRESENT INTERESTS IN, OR ARE SECURED BY AND PAYABLE FROM, POOLS OF ASSETS SUCH AS CONSUMER LOANS, AUTOMOBILE RECEIVABLE SECURITIES, CREDIT CARD RECEIVABLE SECURITIES AND INSTALLMENT LOAN CONTRACTS. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There is the risk that one or more of the underlying borrowers may default and that recovery on repossessed collateral may be unavailable or inadequate to support payments on the defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

 6. MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN YANKEE SECTOR DEBT SECURITIES, WHICH ARE SECURITIES ISSUED AND TRADED IN THE UNITED STATES BY FOREIGN ISSUERS. These bonds have investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

         Both S&P and Moody's rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will attempt to analyze a potential investment in the foreign issuer with respect to quality and risk on the same basis as the rating services. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will attempt to select investments in foreign securities on the same basis, and with comparable quantities and types of information, as its investments in domestic securities, that may not always be possible.

 7. MAY HOLD CASH AS A TEMPORARY DEFENSIVE MEASURE WHEN MARKET CONDITIONS SO WARRANT.

8. MAY INVEST UP TO 5% OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES IF, IN SAM'S OPINION, THE POTENTIAL FOR APPRECIATION IS GREATER THAN, AND YIELD IS COMPARABLE TO OR GREATER THAN, SIMILARLY RATED TAXABLE SECURITIES.

COMMON INVESTMENT PRACTICES

Each Fund may also follow the investment practices described below:

 1. HOLD CASH OR INVEST TEMPORARILY IN HIGH QUALITY, SHORT-TERM SECURITIES ISSUED BY AN AGENCY OR INSTRUMENTALITY OF THE U.S. GOVERNMENT, HIGH QUALITY COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, SHARES OF NO-LOAD, OPEN-END MONEY MARKET FUNDS OR REPURCHASE AGREEMENTS. A Fund may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Fund shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed. SAM will waive its advisory fees for Fund assets invested in money market funds. With respect to repurchase agreements, the Managed Bond Fund will invest no more than 5% of its total assets in repurchase agreements and will not purchase repurchase agreements which mature in more than seven days.

2. INVEST FOR SHORT-TERM PURPOSES WHEN SAM BELIEVES SUCH ACTION TO BE DESIRABLE AND CONSISTENT WITH SOUND INVESTMENT PRACTICES. Each Fund, however, will not engage primarily in trading for the purpose of short-term profits. A Fund may dispose of its portfolio securities whenever SAM deems advisable, without regard to the length of time the securities have been held.

3. PURCHASE OR SELL SECURITIES ON A "WHEN-ISSUED" OR "DELAYED-DELIVERY" BASIS. Under this procedure, a Fund agrees to acquire or sell securities that are to be issued and delivered against payment in the future, normally 30 to 45 days. The price, however, is fixed at the time of commitment. When a Fund purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Fund's share price in a manner similar to the use of leveraging.

Except as noted, the following restrictions are fundamental policies of each Fund which cannot be changed without shareholder vote:

1. EACH FUND, WITH RESPECT TO 75% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN THE SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

2. EACH FUND, WITH RESPECT TO 100% OF THE VALUE OF ITS TOTAL ASSETS, MAY NOT PURCHASE MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF ANY ONE ISSUER (OTHER THAN U.S. GOVERNMENT SECURITIES).

 3. EACH FUND MAY BORROW MONEY ONLY FOR TEMPORARY OR EMERGENCY PURPOSES FROM A BANK (IN THE CASE OF THE TAXABLE BOND FUNDS, OR SAFECO CORPORATION) OR AFFILIATES OF SAFECO CORPORATION AT AN INTEREST RATE NOT GREATER THAN THAT AVAILABLE FROM COMMERCIAL BANKS. A Fund will not borrow amounts in excess of 20% of its total assets. A Fund will not purchase securities if outstanding borrowings are equal to or greater than 5% of its total assets; this 5% policy is non-fundamental for the Managed Bond Fund. Each Fund intends to exercise its borrowing authority primarily to meet shareholder redemptions under circumstances where redemptions exceed available cash.

The Taxable Bond Funds have adopted the following additional fundamental investment restrictions:

1. EACH TAXABLE BOND FUND MAY INVEST UP TO 10% (HIGH-YIELD BOND AND INTERMEDIATE TREASURY FUNDS) AND 5% (GNMA FUND) OF ITS NET ASSETS IN ILLIQUID SECURITIES, WHICH ARE SECURITIES THAT CANNOT BE SOLD WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS FOR APPROXIMATELY THE AMOUNT AT WHICH THEY ARE VALUED. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Taxable Bond Trust's Board of Trustees.

 2. EACH TAXABLE BOND FUND MAY INVEST UP TO 10% OF NET ASSETS IN REPURCHASE AGREEMENT TRANSACTIONS. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including the risk that a Fund will be unable to dispose of the security during the term of the repurchase agreement if the security's market value declines, and delays and costs to a Fund if the other party to the repurchase agreement declares bankruptcy.

For more information, see the "Investment Policies" and the "Additional Investment Information" sections of each Trust's No-Load Class Statement of Additional Information.

RISK FACTORS

There are market risks in all securities transactions. Various factors may cause the value of a shareholder's investment in a Fund to fluctuate. The principal risk factor associated with an investment in a mutual fund like any of the Funds is that the market value of the portfolio securities may decrease resulting in a decrease in the value of a shareholder's investment. The value of a Fund's portfolio will normally fluctuate inversely with changes in market interest rates. Generally, when market interest rates rise, the price of the debt securities held by a Fund will fall, and when market interest rates fall, the price of the debt securities will rise. Also, there is a risk that the issuer of a bond or other security held in a Fund's portfolio will fail to make timely payments of principal and interest to the Fund. Included in investment grade debt securities are debt securities of medium grade (rated Baa by Moody's or BBB by S&P) which have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic or other conditions than higher grade securities.

The prices of GNMA and other mortgage-backed securities, like conventional fixed-income securities, are inversely affected by changes in interest rate levels. Because of the likelihood of increased prepayments of mortgages in times of declining interest rates, the GNMA securities held in a Fund's portfolio have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall. Further, purchases of GNMA or other mortgage-backed securities for the GNMA Fund are based on an anticipated prepayment rate. During periods of rising interest rates, a decrease in the prepayment of mortgages is likely. This decrease may cause the average dollar weighted maturity of particular securities held by the GNMA Fund and the GNMA Fund's portfolio as a whole to increase, thereby increasing the overall volatility of the Fund's share price during periods of rising interest rates. To the extent that the other Funds purchase GNMA or other mortgage-backed securities, they would be similarly affected.

The Managed Bond Fund may invest in stripped securities that are obligations issued by the U.S. Treasury. Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile than other debt securities.

SPECIAL RISKS OF THE HIGH-YIELD BOND FUND

The High-Yield Bond Fund invests primarily in high-yield, fixed-income securities which are subject to the following risks:

SENSITIVITY TO ECONOMIC AND CORPORATE DEVELOPMENTS

Yields on high-yield, fixed-income securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility, which may in turn cause the net asset ("NAV") value per share of the High- Yield Bond Fund to be volatile. Lower-quality, fixed-income securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, fixed-income securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

ZERO-COUPON AND PAYMENT-IN-KIND SECURITIES

The High-Yield Bond Fund may hold "zero-coupon" and "payment-in-kind" fixed-income securities. Zero-coupon securities are purchased at a discount without scheduled interest payments. Payment-in-kind securities receive interest paid in additional securities rather than cash. The Fund accrues income on these securities, but does not receive cash interest payments until maturity or payment date. The Fund intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under current federal tax law. As a result, if its cash position is depleted, the Fund may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Fund's operations. Zero-coupon and payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

LIQUIDITY AND VALUATION

The liquidity and price of high-yield, fixed-income securities can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issuers, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly- traded market with few participants and may adversely impact the High-Yield Bond Fund's ability to dispose of its securities as well as make valuation of securities more difficult. Because there tend to be fewer investors in lower-rated, fixed-income securities, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, lower-rated securities are subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated securities of the same maturity. Judgment plays a greater role in the valuation of thinly-traded securities.

CREDIT RATINGS

Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P and Moody's ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Fund's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Fund to invest in higher quality debt securities. This is particularly true for the High-Yield Bond Fund.

------------------------

PORTFOLIO MANAGERS

------------------------

INTERMEDIATE TREASURY FUND AND MANAGED BOND FUND

The portfolio manager for the Intermediate Treasury Fund and the Managed Bond Fund is Michael C. Knebel, Vice President, SAM. Mr. Knebel has served as portfolio manager for the Intermediate Treasury Fund since 1995. He has served as manager or co-manager of the Managed Bond Fund since 1994. He has served as portfolio manager and/or co-portfolio manager for other SAFECO mutual funds since 1989.

GNMA FUND

The portfolio manager for the GNMA Fund is Paul A. Stevenson, Vice President, SAM. Mr. Stevenson has served as portfolio manager for the Fund since 1988. He also serves as portfolio manager for another SAFECO mutual fund. In addition, he is an Assistant Vice President of the SAFECO Life Insurance Company.

HIGH-YIELD BOND FUND

The portfolio manager for the High-Yield Bond Fund is Kurt Havnaer, Assistant Vice President, SAM. Mr. Havnaer began serving as portfolio manager for the Fund in 1995. Since 1991, he has served as a fixed-income securities analyst for SAM. He attended graduate school from 1990 to 1991.

Each portfolio manager and certain other persons related to SAM and the Funds are subject to written policies and procedures designed to prevent abusive personal securities trading. Incorporated within these policies and procedures are recommendations made by the Investment Company Institute (the trade group for the mutual fund industry) with respect to personal securities trading by persons associated with mutual funds. Those recommendations include preclearance procedures and blackout periods when certain personnel may not trade in securities that are the same or related securities being considered for purchase or sale by a Fund.

-----------------------------

HOW TO PURCHASE SHARES

-----------------------------

A completed and signed application must accompany payment for an initial purchase by mail and in all cases is necessary before a redemption can be made. Specific applications for retirement accounts must be completed and signed before any retirement account can be set up. The Funds only accept funds drawn in U.S. dollars and payable through a U.S. bank. The Funds do not accept currency. The Funds issue shares in uncertificated form, but will issue certificates for whole shares without charge upon written request. You will be required to post a bond to replace missing certificates. Please note that SAFECO Services may not be able to provide participant sub-accounting services for all employee benefit or pension plans that require such services.

THE FUNDS RESERVE THE RIGHT TO REFUSE ANY OFFER TO PURCHASE SHARES.

INITIAL PURCHASES

MINIMUM INITIAL INVESTMENT $1,000 (IRA $250).

Minimum initial investments are negotiable for retirement accounts other than IRAs.

No minimum initial investment is required to establish the Automatic Investment Method or Payroll Deduction Plan.

BY WRITTEN REQUEST

Send a check or money order made payable to the No-Load Class of the applicable Fund and a completed and signed application to the address on the Prospectus cover.

BY WIRE

Call toll-free 1-800-624-5711 or, in Seattle, 545-7319 for instructions.

Not available for retirement accounts.

IN PERSON

Visit a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. A representative will be available to assist you in completing your application.

ADDITIONAL PURCHASES

MINIMUM ADDITIONAL INVESTMENT $100 (EXCEPT DIVIDEND REINVESTMENTS).

Minimum additional investments are negotiable for retirement accounts other than IRAs.

BY WRITTEN REQUEST

Send a check or money order made payable to the No-Load Class of the applicable Fund to the address on the Prospectus cover. Please specify your account number.

BY WIRE

Instruct your bank to send wires to U.S. Bank of Washington, N.A., Seattle, Washington, ABA # 1250-0010-5, Account #0017-086083.

To ensure timely credit to your account, ask your bank to include the following information in its wire to U.S. Bank of Washington, N.A.:

         -        SAFECO Fund name and class name
         -        SAFECO account number

         -        Name of the registered owner(s) of the SAFECO account

Delays of purchases caused by inadequate wire instructions are not the responsibility of the Funds or SAFECO Services.

Your bank may charge a fee for wire services.

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 545-7319. You must have previously selected this service on your account application or by written request. Not available to open a new account or for retirement accounts.

Maximum purchase $100,000 per day, minimum purchase $100 per day.

Monies will be transferred from your predesignated bank account to your existing Fund account. Your bank may charge a fee if monies are wired to your Fund account. Please allow 15 business days after selecting this service for it to be available for first use.

Telephone purchases may be unavailable from some bank accounts and non-bank financial institutions.

Please read "Telephone Transactions" on page 31 for important information.

IN PERSON

Visit a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington.

THROUGH REGISTERED SECURITIES DEALERS

You may open your account and make additional investments through a registered securities dealer who is responsible for the prompt forwarding of purchase orders. A dealer may charge a transaction fee and may place more restrictive conditions on a purchase than would apply if you purchased your shares directly from a Fund.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" on page 32 for other important information.

SHARE PURCHASE PRICE

You will buy full and fractional shares at the NAV next computed after your check, money order or wire has been received. For telephone purchase orders, you will receive the price per share calculated on the day monies are received from your bank account. See "Share Price Calculation" on page 38 for more information.

---------------------------

HOW TO REDEEM SHARES

---------------------------

BY WRITTEN REQUEST

Shares may be redeemed by sending a letter which specifies your account number, the Fund's name and class name and the number of shares or dollar amount you wish to redeem. The request should be sent to the address on the Prospectus cover. The request must be signed by the appropriate number of owners and in some cases a signature guarantee may be required. In all cases, SAFECO Services must have a signed and completed application on file before a redemption can be made. See "Account Changes and Signature Requirements" on page 53 for more information.

Retirement account shareholders must specify whether or not they elect 10% federal income tax withholding from a distribution other than an "eligible rollover distribution."

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 545-7319. You must have previously selected this service on your account application or by written request. Telephone redemptions are not available for retirement accounts or shares issued in certificate form. You may request that redemption proceeds be sent directly to your predesignated bank or mailed to your account address of record.

Please read "Telephone Transactions" on page 31 for important information.

IN PERSON

Shares may be redeemed in person by visiting a SAFECO Investor Center. Investor Centers are located at 1409 Fifth Avenue and 4333 Brooklyn Avenue N.E. in Seattle, Washington, and at 15411 N.E. 51st Street in Redmond, Washington. Funds for shares redeemed in person may be mailed to your address of record, sent directly to your bank or retrieved directly from the SAFECO Investor Center once they become available.

THROUGH REGISTERED SECURITIES DEALERS

Requests for redemption of shares by wire or telephone will be accepted from registered securities dealers under agreement with each Fund's principal underwriter. The dealer may charge a transaction fee for any order processed.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" on page 43 for important information.

PLEASE NOTE THE FOLLOWING:

If your shares were purchased by wire, redemption proceeds will be available immediately. If shares were purchased by means other than wire, each Fund reserves the right to hold the proceeds of a redemption for up to 15 business days after investment or until such time as the Fund has received assurance that your investment will be honored by the bank on which it was drawn, whichever occurs first.

SAFECO Services charges a $10 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

If shares are issued in certificate form, the certificates must accompany a redemption request and be duly endorsed.

Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before a redemption will be made.

SHARE REDEMPTION PRICE AND PROCESSING

Your shares will be redeemed at the NAV per share next calculated after receipt of a request that meets the redemption requirements of the Funds. The value of the shares you redeem may be more or less than the dollar amount purchased, depending on the market value of the shares at the time of redemption. See "Share Price Calculation," on page 43 for more information.

Redemption proceeds will normally be sent on the next business day following receipt of your redemption request. If your redemption request is received after the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time), proceeds will normally be sent on the second business day following receipt. Each Fund, however, reserves the right to postpone payment of redemption proceeds for up to seven days if making immediate payment could adversely affect its portfolio. In addition, redemptions may be suspended or payment dates postponed if the New York Stock Exchange is closed, its trading is restricted or the Securities and Exchange Commission declares an emergency.

Due to the high cost of maintaining small accounts, your account may be closed upon 60 days' written notice if at the time of any redemption or exchange the total value falls below $100. Your shares will be redeemed at the NAV per share calculated on the day your account is closed and the proceeds will be sent to you.

-------------------------------------------------------------

HOW TO SYSTEMATICALLY PURCHASE OR REDEEM SHARES

-------------------------------------------------------------

Call 1-800-426-6730 or 545-5530, in Seattle, for more information.

AUTOMATIC INVESTMENT METHOD (AIM)

AIM enables you to make regular monthly investments by authorizing SAFECO Services to withdraw a specific amount (minimum of $100 per withdrawal per Fund) from your bank account and invest the amount in any Fund.

PAYROLL DEDUCTION PLAN

An employer or other entity using group billing may establish a self-administered payroll deduction plan in any Fund. Payroll deduction amounts are negotiable.

SYSTEMATIC WITHDRAWAL PLAN

This plan enables you to receive a portion of your investment on a monthly basis. A Fund automatically redeems shares in your account and sends you a withdrawal check (minimum amount $50 per Fund) on or about the fifth business day of every month.

---------------------------------------------------------------

HOW TO EXCHANGE SHARES FROM ONE FUND TO ANOTHER

---------------------------------------------------------------

An exchange is the redemption of shares of one SAFECO Fund and the purchase of shares of another SAFECO Fund in accounts which are identically registered, i.e., have the same registered owners and account number. For income tax purposes, depending on the cost or other basis of the shares you exchange, you may realize a capital gain or loss when you make an exchange. You may purchase shares of a SAFECO Fund by exchange only if it is registered for sale in the state where you reside. Before exchanging into another SAFECO Fund, please read its current Prospectus.

BY WRITTEN REQUEST

Shares may be exchanged by writing SAFECO Services at the address on the Prospectus cover. Please designate the SAFECO Funds you wish to exchange out of and into as well as your account number. The request must be signed by the number of owners designated on your account application and in some cases a signature guarantee may be required. See "Account Changes and Signature Requirements" on page 38 for more information.

If the shares you want to exchange are evidenced by certificates, the certificates must accompany the request and be duly endorsed.

Under some circumstances (e.g., a change in corporate officer or death of an owner), SAFECO Services may require certified copies of supporting documents before an exchange can be made.

BY TELEPHONE

Call 1-800-624-5711 or, in Seattle, 545-7319.

Exchanges by telephone must be in amounts of $1,000 or more.

Telephone exchanges are not available for shares issued in certificate form.

Please read "Telephone Transactions" on page 31 for important information.

THROUGH REGISTERED INVESTMENT ADVISERS

Please read "Transactions Through Registered Investment Advisers" on page 31 for important information.

SHARE EXCHANGE PRICE AND PROCESSING

The shares of the SAFECO Fund you are exchanging from will be redeemed at the price next computed after your exchange request is received. Normally the purchase of the SAFECO Fund you are exchanging into is executed on the same day. However, each Fund reserves the right to delay the payment of proceeds and, hence, the purchase in an exchange for up to seven days if making immediate payment could adversely affect the portfolio of the Fund whose shares are being redeemed. The exchange privilege may be modified or terminated with respect to a Fund at any time, upon at least 60 days' notice to shareholders.

LIMITATIONS

Each Fund reserves the right to refuse exchange purchases or simultaneous order transactions by any person or group if, in SAM's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

The Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies can have on efficient portfolio management, the Funds have instituted certain policies to discourage excessive exchange and simultaneous order transactions. Exchanges and simultaneous order transactions which, in SAM's judgment, appear to follow a market-timing strategy are limited to 4 in any 12 month period per account holder (or account, in a case where one person or entity exercises investment discretion over more than one account). For purposes of these limitations a "simultaneous order transaction" is a transaction where a significant portion of an account's assets are redeemed from one SAFECO Mutual Fund and shortly thereafter reinvested into another SAFECO Mutual Fund. In order to protect the shareholders of the Funds, SAM reserves the right to exercise its discretion in determining whether a particular transaction qualifies as a simultaneous order transaction. In addition to the foregoing limitations on exchanges and simultaneous order transactions, as described above, the Funds reserve the right to refuse any offer to purchase shares.

-----------------------------

TELEPHONE TRANSACTIONS

-----------------------------

To purchase, redeem or exchange shares by telephone, call 1-800-624-5711 or, in Seattle, 545-7319 between 5:30 a.m. and 7:00 p.m. Pacific time, Monday through Friday, except certain holidays. All telephone calls are tape-recorded for your protection. During times of drastic or unusual market volatility, it may be difficult for you to exercise the telephone transaction privileges.

To use the telephone purchase, redemption and exchange privileges, you must have previously selected these services either on your account application or by having submitted a request in writing to SAFECO Services at the address on the Prospectus cover. Purchasing, redeeming or exchanging shares by telephone allows the Funds and SAFECO Services to accept telephone instructions from an account owner or a person preauthorized in writing by an account owner. Each Fund and SAFECO Services reserve the right to refuse any telephone transaction when a Fund or SAFECO Services, in its sole discretion, is unable to confirm to its satisfaction that a caller is the account owner or a person preauthorized by the account owner.

The Funds and SAFECO Services will not be liable for the authenticity of instructions received by telephone which a Fund or SAFECO Services, in its discretion, believes to be delivered by an account owner or preauthorized person, provided that the Fund or SAFECO Services follows reasonable procedures to identify the caller. The shareholder will bear the risk of any resulting loss. The Funds and SAFECO Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include requiring the account owner to select the telephone privilege in writing prior to first use and to designate persons authorized to deliver telephone instructions. SAFECO Services tape-records telephone transactions and may request certain identifying information from the caller.

The telephone transaction privileges may be suspended, limited, modified or terminated at any time without prior notice by the Funds or SAFECO Services. The Funds and SAFECO Services may be liable if they do not employ reasonable procedures to confirm that telephone transactions are genuine.

-----------------------------------------------------------------

TRANSACTIONS THROUGH REGISTERED INVESTMENT ADVISERS

-----------------------------------------------------------------

SAFECO Services may accept instructions for share transactions and account information changes from investment advisers who are acting on behalf of shareholders, provided that the adviser is registered under the Investment Advisers Act of 1940, has a signed agreement with SAFECO Services and has an executed power of attorney from the shareholder, in an acceptable form, on file with SAFECO Services. Advisers may charge a fee to shareholders for their services. The Trust, the Funds and SAFECO Services have no control over, or involvement with, the fees charged by advisers for such services. Advisers are responsible for the prompt forwarding of instructions on shareholders' accounts to SAFECO Services and are bound by the terms of this Prospectus. The Trusts, the Funds, SAFECO Services and their affiliated companies will not be responsible to any shareholder for any losses, liabilities, costs or expenses associated with any investment advice or recommendation provided by the adviser to the shareholder or for accepting and following any instructions from such adviser with respect to the shareholder's account(s).

------------------------------

SHARE PRICE CALCULATION

------------------------------

The NAV per share of the No-Load Class shares of each Fund is computed at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 1:00 p.m. Pacific time) each day that the NYSE is open for trading. NAV is determined separately for each class of shares of each Fund. The NAV of a Fund is calculated by subtracting a Fund's liabilities from its assets and dividing the result by the number of outstanding shares.

The values of each Fund's portfolio securities are stated on the basis of valuations provided by a pricing service, unless the Board determines such does not represent fair value. The service uses information with respect to transactions in securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities to determine values. Other assets for which a representative value cannot be established are valued at their fair value as determined in good faith by or under the direction of each Trust's Board of Trustees.

--------------------------------------------------------

INFORMATION ABOUT SHARE OWNERSHIP AND
COMPANIES THAT PROVIDE SERVICES TO THE TRUSTS

--------------------------------------------------------

The Intermediate Treasury Fund, GNMA, and High-Yield Bond Funds are series of the SAFECO Taxable Bond Trust. The Managed Bond Fund is a series of the SAFECO Managed Bond Trust. Each Trust is a Delaware business trust established by a Trust Instrument dated May 13, 1993. Each Trust is authorized to issue an unlimited number of shares of beneficial interest. The Boards of Trustees may establish additional series or classes of shares of the Trusts without the approval of shareholders.

In addition to the No-Load Class of shares, the Intermediate Treasury Fund and the Managed Bond Fund also offer two other classes of shares through a separate prospectus to investors who engage the services of an investment professional:
Advisor Class A shares and Advisor Class B shares. Advisor Class A shares are sold subject to an initial sales charge and Advisor Class B shares are sold subject to a contingent deferred sales charge. Advisor Class A and Advisor Class B shares also incur different expenses than No-Load Class shares. Accordingly, the performance of the three classes will differ. For more information about Advisor Class A shares and Advisor Class B shares of the Intermediate Treasury and Managed Bond Funds, please call 1-800-463-8791.

Each share of a Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the three classes of the Intermediate Treasury and Managed Bond Funds, dividends and liquidation proceeds for each class of shares of those Funds will likely differ. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

The Trusts do not intend to hold annual meetings of shareholders of the Funds. The Trustees of a Trust will call a special meeting of shareholders of a Fund only if required under the Investment Company Act of 1940, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote. Separate votes are taken by each class of shares, a Fund, or a Trust if a matter affects only that class of shares, a Fund, or a Trust, respectively.

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, each Trust Instrument requires that every written obligation of a Trust or a Fund contain a statement that such obligation may be enforced only against the assets of a Trust or Fund and generally provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

Because the Trusts use a combined Prospectus, it is possible that a Fund might become liable for a misstatement about the series of another Trust contained in the Prospectus. The Boards of Trustees have considered this factor in approving the use of a single, combined Prospectus.

SAM is the investment adviser for each Fund under an agreement with each Trust. Under each agreement, SAM is responsible for the overall management of the Trust's and each Fund's business affairs. SAM provides investment research, advice, management and supervision to each Trust and each Fund, and, consistent with each Fund's investment objectives and policies, SAM determines what securities will be purchased, retained or sold by each Fund and implements those decisions. Each Fund pays SAM an annual management fee based on a percentage of that Fund's net assets ascertained each business day and paid monthly in accordance with the schedules below. A reduction in the fees paid by a Fund occurs only when that Fund's net assets reach the dollar amounts of the break points and applies only to the assets that fall within the specified range:

                                            INTERMEDIATE TREASURY FUND


                  NET ASSETS                                                    ANNUAL FEE
                  $0 - $250,000,000                                             .55 of 1%
                  $250,000,001 - $500,000,000                                   .45 of 1%
                  $500,000,001 - $750,000,000                                   .35 of 1%
                  Over $750,000,000                                             .25 of 1%


                                          GNMA AND HIGH-YIELD BOND FUNDS

                  NET ASSETS                                                    ANNUAL FEE
                  $0 - $250,000,000                                             .65 of 1%
                  $250,000,001 - $500,000,000                                   .55 of 1%
                  $500,000,001 - $750,000,000                                   .45 of 1%
                  Over $750,000,000                                             .35 of 1%


                                                 MANAGED BOND FUND

                  NET ASSETS                                                    ANNUAL FEE
                  $0 - $100,000,000                                             .50 of 1%
                  $100,000,001 - $250,000,000                                   .40 of 1%
                  Over $250,000,000                                             .35 of 1%


The distributor for the No-Load Class of each Fund's shares under an agreement with each Trust is SAFECO Securities, Inc. ("SAFECO Securities"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAFECO Securities receives no compensation from the Trusts or the Funds for its services as distributor of the No-Load Class shares.

The transfer, dividend and distribution disbursement and shareholder servicing agent for the No-Load Class of each Fund under an agreement with each Trust is SAFECO Services. SAFECO Services receives a fee from each Fund for each shareholder account held in that Fund. SAFECO Services may enter into subcontracts with registered broker-dealers, third party administrators and other qualified service providers that generally perform shareholder, administrative, and/or accounting services which would otherwise be provided by SAFECO Services. Fees incurred by a Fund for these services will not exceed the transfer agency fee payable to SAFECO Services. Any distribution expenses associated with these arrangements will be borne by SAM.

SAM, SAFECO Securities and SAFECO Services are wholly-owned subsidiaries of SAFECO Corporation (a holding company whose primary subsidiaries are engaged in the insurance and financial services businesses) and are each located at SAFECO Plaza, Seattle, Washington 98185.

------------------------------------------

PERSONS CONTROLLING CERTAIN FUNDS

------------------------------------------

At September 13, 1996, SAFECO Insurance Company of America ("SAFECO Insurance") controlled the Intermediate Treasury Fund. SAFECO Insurance is a Washington Corporation and a wholly-owned subsidiary of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185.

At September 13, 1996, Crown Packaging Corp. PS & P and Massman Construction Co. PSRT controlled the Managed Bond Fund. Crown Packaging Corp. PS & P's address of record is 8514 Eager Road, St. Louis, MO 63144. Massman Construction Co. PSRT's address of record is 8901 Stateline, Kansas City, MO 64114.

-------------------------------

PERFORMANCE INFORMATION

-------------------------------

The yield, total return and average annual total return of each class of a Fund may be quoted in advertisements. Yield is the annualization on a 360-day basis of a Fund's net income per share over a 30-day period divided by the Fund's net asset value per share on the last day of the period. The formula for the yield calculation is defined by regulation. Consequently, the rate of actual income distributions paid by the Funds may differ from quoted yield figures. Total return is the total percentage change in an investment in a class of a Fund, assuming the reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is the annual percentage change in an investment in a class of a Fund, assuming the reinvestment of dividends and capital gain distributions, over a stated period of time. Performance quotations are calculated separately for each class of a Fund.

From time to time, a Fund may advertise rankings. Rankings are calculated by independent companies that monitor mutual fund performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., and Morningstar, Inc.), and are reported periodically in national financial publications such as Barron's, Business Week, Forbes, Investor's Business Daily, Money Magazine, and The Wall Street Journal. In addition, non-standardized performance figures may accompany the standardized figures described above. Non-standardized figures may be calculated in a variety of ways including, but not necessarily limited to, different time periods and different initial investment amounts. Each Fund may also compare its performance to the performance of relevant indices.

Performance information and quoted rankings are indicative only of past performance and are not intended to represent future investment results. The yield and share price of each class of a Fund will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them.

---------------------------------------------------

FUND DISTRIBUTIONS AND HOW THEY ARE TAXED

---------------------------------------------------

DIVIDEND AND OTHER DISTRIBUTIONS

Each Fund declares dividends on each business day from its net investment income (which includes accrued interest, earned discount, and other income earned on portfolio securities less expenses) and such shares become entitled to declared dividends on the next business day after shares are purchased in your account. If you request redemption of all your shares at any time during a month, you will receive all declared dividends through the date of redemption, together with the proceeds of the redemption.

Your dividends and other distributions are reinvested in additional shares of the distributing Fund at net asset value per share, generally determined as of the close of business on the ex-distribution date, unless you elect in writing to receive dividends and/or other distributions in cash and that election is provided to SAFECO Services at the address on the Prospectus cover. The election remains in effect until revoked by written notice in the same manner as the distribution election. For retirement accounts, all dividends and other distributions declared by a Fund must be invested in additional shares of that Fund.

States generally treat the pass through of interest earned on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income in the calculation of their state income tax. This treatment may be dependent upon the maintenance of certain minimum percentages of fund ownership of these securities. The Intermediate Treasury Fund will invest primarily in these securities, while the GNMA Fund may occasionally invest a portion of its portfolio in these securities.

Please remember that if you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent it distributes its net investment income and realized capital gains to its shareholders. Each Fund will inform you as to the amount and nature of dividends and other distributions to your account. Dividends and other distributions declared in December, but received by shareholders in January, are taxable to shareholders in the year in which declared.

TAX WITHHOLDING INFORMATION

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous under reporting to the Internal Revenue Service.

Retirement plan distributions may be subject to federal income tax withholding. However, you may elect not to have any distributions withheld by checking the appropriate box on the Redemption Request form or by instructing SAFECO Services in writing at the address on the Prospectus cover.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders; see the Trust's Statement of Additional Information for additional tax information. There may be other federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.

-------------------------------------

TAX-DEFERRED RETIREMENT PLANS

-------------------------------------

SAFECO Services offers a variety of tax-deferred retirement plans for individuals, businesses and nonprofit organizations. An account may be established under one of the following plans which allow you to defer investment income from federal income tax while you save for retirement. Many of the SAFECO Funds may be used as investment vehicles for these plans.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs are tax-deferred retirement accounts for anyone under age 70 1/2 with earned income. The maximum annual contribution generally is $2,000 per person ($2,250 for you and a non-working spouse). Under certain circumstances your contribution will be deductible for income tax purposes. An annual custodial fee will be charged for any part of a calendar year in which you have an IRA investment in a Fund.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP-IRAS). SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions of up to $22,500 may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as regular IRAs.

403(B) PLANS. 403(b) plans are retirement plans for tax-exempt organizations and school systems to which employers and employees both may contribute. Minimum investment amounts are negotiable.

401(K) PLANS. 401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. SAFECO Services offers a low-cost administration package that includes a prototype plan, recordkeeping, testing and employee communications. Minimum investment amounts are negotiable.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS. Each plan allows corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. SAFECO Services offers an administration package for these plans. Minimum investment amounts are negotiable.

For information about the above accounts and plans, please call 1-800-278-2985. For a description of federal income tax withholding on distributions from these accounts and plans, see "Fund Distributions and How They are Taxed - Tax Withholding Information" on page 36.

------------------------

ACCOUNT STATEMENTS

------------------------

Periodically, you will receive an account statement showing your current Fund holdings and transactions affecting your account. Confirmation statements will be sent after each transaction that affects your account balance. Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, SAFECO Services will consider the transactions listed on the confirmation statement to be correct.

-------------------------------------------------------

ACCOUNT CHANGES AND SIGNATURE REQUIREMENTS

-------------------------------------------------------

Changes to your account registration or the services you have selected must be in writing and signed by the person(s) specified on your account application as having authority to make these changes. Send written changes to SAFECO Services at the address on the Prospectus cover. Certain changes to the Automatic Investment Method and Systematic Withdrawal Plan can be made by telephone request if you have previously selected single signature authorization for your account.

You must specify on your account application the number of signatures required to authorize redemptions and exchanges and to change account registration or the services selected. Authorizing fewer than all account owners has important implications. For example, one owner of a joint tenant account can redeem money or change the account registration to single ownership without the co-owner's signature. If you do not indicate otherwise on the application, the signatures of all account owners will be required to effect a transaction. Your selection of fewer than all account owner signatures may be revoked by any account owner who writes to SAFECO Services at the address on the Prospectus cover.

SAFECO Services may require a signature guarantee for a signature that cannot be verified by comparison to the signature(s) on your account application. A signature guarantee may be obtained from most financial institutions, including banks, savings and loans and broker-dealers.

----------------------------------------------------------

DEBT SECURITIES HELD BY THE HIGH-YIELD BOND FUND

----------------------------------------------------------

The weighted average ratings of all fixed-income securities, expressed as a percentage of total investments held by the High-Yield Bond Fund during the fiscal year ended September 30, 1995, were as follows:

           Moody's          %                            S&P          %
           -------          -                            ---          -
                                   Investment Grade
                                   ----------------

Aaa                        __               AAA                      __
Aa                         __               AA                       __
A                          __               AA                       __
Baa                        2%               BBB                      2%

                                Below Investment Grade
                                ----------------------

Ba                        17%              BB                       28%
B                         69%              B                        60%
Caa                        5%              CCC                       4%
Ca                         __              C                         __

                                           D                         1%

Not Rated, but                             Not Rated, but
determined to be                           determined to be
investment grade           __              investment grade          __

Not Rated, but                             Not Rated, but
determined to be                           determined to be
below investment                           below investment
grade                      7%              grade                     5%

---------------------------

DESCRIPTION OF RATINGS

---------------------------

Ratings by Moody's and S&P represent their respective opinions as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's. Issuers rated Prime-1 have a superior capacity, issuers rated Prime-2 have a strong capacity and issuers rated Prime-3 have an acceptable capacity for the repayment of short-term promissory obligations.

S&P. Commercial Paper issues rated A are the highest quality obligations. Issues in this category are regarded as having the greatest capacity for timely payment. For issues designated A-1 the degree of safety regarding timely payment is very strong. Issuers designated A-2 also have a strong capacity for timely payment but not as high as A-1 issuers. Issuers designated A-3 have a satisfactory capacity for timely payment.

DESCRIPTION OF DEBT RATINGS

EXCERPTS FROM MOODY'S DESCRIPTION OF ITS RATINGS:

Investment Grade:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa have poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P's description of its ratings:

Investment Grade:

AAA -- Debt which is rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt which is rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt which is rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Below Investment Grade:

BB, B, CCC, CC, C -- Debt which is rated BB, B, CCC, CC, or C is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 -- Debt which is rated C1 is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. Interest payment, or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             SAFECO FAMILY OF FUNDS

                             STABILITY OF PRINCIPAL

                            SAFECO Money Market Fund
                        SAFECO Tax-Free Money Market Fund

                                   BOND INCOME

                   SAFECO Intermediate-Term U.S. Treasury Fund
                                SAFECO GNMA Fund

                           SAFECO High-Yield Bond Fund
                            SAFECO Managed Bond Fund

                              TAX-FREE BOND INCOME

                  SAFECO Intermediate-Term Municipal Bond Fund
                       SAFECO Insured Municipal Bond Fund
                           SAFECO Municipal Bond Fund
                     SAFECO California Tax-Free Income Fund
                   SAFECO Washington State Municipal Bond Fund

                    HIGH CURRENT INCOME WITH LONG-TERM GROWTH

                               SAFECO Income Fund

                                LONG-TERM GROWTH

                               SAFECO Growth Fund
                               SAFECO Equity Fund
                              SAFECO Northwest Fund
                              SAFECO Balanced Fund
                         SAFECO International Stock Fund
                         SAFECO Small Company Stock Fund

FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND, INCLUDING MANAGEMENT FEES AND EXPENSES, CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

TO REQUEST A PROSPECTUS:

Nationwide:  1-800-426-6730
Seattle:        545-5530

FOR 24-HOUR PRICE AND PERFORMANCE
INFORMATION:

Nationwide:  1-800-835-4391
Seattle:        545-5113

FOR ACCOUNT INFORMATION OR TELEPHONE
TRANSACTIONS*:

Nationwide:       1-800-624-5711
Seattle:           545-7319
Hearing Impaired TDD/TTY Service:
1-800-438-8718

*All telephone calls are tape-
 recorded for your protection.

INTERNET:         http://networth.galt.com/safeco

EMAIL:            mfunds@safeco.com

MAILING ADDRESS:

SAFECO MUTUAL FUNDS
P.O. Box 34890
Seattle, WA  98124-1890

EXPRESS/OVERNIGHT MAIL:
SAFECO Mutual Funds
No-Load Class Shares
4333 Brooklyn Avenue N.E.
Seattle, WA   98105

DISTRIBUTOR:

SAFECO Securities, Inc.